INTANGIBLE ASSETS, NET AND GOODWILL (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Usefull life of intangible assets	The capitalized development costs and purchased license are amortized in accordance with its useful life of 5.5 years. The Core Technology License is amortized in accordance with its useful life of 4 years
Pre-tax discount rate	30.00%	29.60%
Goodwill	$ 20,120	$ 26,144	$ 20,692
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Impairment on goodwill	$ 6,024	$ 6,813